Employee Benefit Plans - Summary of the sensitivity of retirement obligations and retirement benefit costs of plans to changes in the key assumptions (Detail) $ in Millions	12 Months Ended
Dec. 31, 2015 USD ($)
Pension Plans
Estimated increase (decrease) in 2016 pension cost
0.5% increase in discount rate	$ (0.3)
0.5% decrease in discount rate	0.2
0.5% increase in long-term return on assets	(0.7)
0.5% decrease in long-term return on assets	0.7
Estimated increase (decrease) in Projected Benefit Obligation for the year ended December 31, 2015
0.5% increase in discount rate	(10.8)
0.5% decrease in discount rate	11.6
Postretirement Health and Other Plans
Estimated increase (decrease) in 2016 pension cost
0.5% increase in discount rate	0.0
0.5% decrease in discount rate	0.0
1.0% increase in medical trend rates	0.1
1.0% decrease in medical trend rates	0.0
Estimated increase (decrease) in Projected Benefit Obligation for the year ended December 31, 2015
0.5% increase in discount rate	(0.1)
0.5% decrease in discount rate	0.2
1.0% increase in medical trend rates	0.2
1.0% decrease in medical trend rates	$ (0.2)